Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Sep. 06, 2018
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Investable assets (in Yuan Renminbi)	¥ 30
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Investable assets (in Yuan Renminbi)	¥ 600
Ms. Yang Yuanfen’s [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage		0.96%	0.96%
Mr. Yu Haifeng [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage		99.04%
WFOE [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage		0.96%